Note 5 - Income Taxes	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
5.	Income taxes

There is
no
provision for income taxes because the Company and its subsidiaries were in a cumulative loss position for the six
months ended
June 30, 2016
and
2017.

The Company recorded a full valuation allowance against deferred tax assets for all periods presented.
No
material unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.